Segment Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Information
12. Segment Information
The Company offers a broad range of products and services that include retirement, employment-based benefits, and life insurance products. These operations are managed separately as three divisions. In the third quarter 2018, and as a result of the Reinsurance Transaction, the Company revised its segments into three business segments based on product groupings and information used by management: Benefits, Retirement, and Individual Life. The Company also has a fourth reportable segment, Other, consisting primarily of unallocated corporate items and surplus investment income.
The results from operations related to the business exited through the Reinsurance Transaction are reported as the "Closed Block" and included in the consolidated financial statements. The income (loss) related to the Closed Block is excluded from the profitability measures used by management, which results in more informative financial trends from the Company's core business and better aligns results with how the Company manages its segments. Prior period results have been adjusted to reflect this change.
The primary profitability measure that management uses to manage business segment results is adjusted pre-tax income (loss), which is defined as income from operations excluding results of the Closed Block, intangible asset amortization, and certain net realized gains (losses). Excluded gains (losses) are associated with:

◦	investment sales or disposal,

◦	investment impairments,

◦	changes in the fair value of mark-to-market investments and derivative investments (except for certain index options discussed below), and

◦	changes in the fair value of embedded derivatives related to the Company's indexed products.
In the Retirement segment, net gains (losses) on certain index options purchased to economically hedge exposure from FIA products sold in the late 1990s are included in adjusted pre-tax income.
The accounting policies of the segments are the same as those described for the Company, except for the method of capital allocation. The Company has an internally developed risk-based capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. This model accounts for the unique and specific nature of the risks inherent in the Company’s segments. A portion of net investment income on surplus investments, but not the invested assets, is allocated to the segments based on the level of allocated capital.
The following table presents selected financial information by segment and reconciles segment pre-tax adjusted operating income (loss) to amounts reported in the consolidated statements of income (loss):

	Successor Company			Predecessor Company
	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016
Segment adjusted pre-tax income (loss):
Benefits	$52.4	$34.3	$35.8	$7.9
Retirement	111.7	106.2	60.8	10.3
Individual Life	16.0	19.9	17.1	0.5
Other	(16.6)	(44.2)	(62.8)	(2.8)
Total segment adjusted pre-tax income	163.5	116.2	50.9	15.9
Add (deduct) the following:
Excluded realized gains (losses)	(70.4)	44.1	(12.5)	(4.0)
Amortization of intangible assets	(82.8)	(81.1)	(74.3)	—
Closed Block results	(132.8)	35.5	(15.8)	(24.7)
Income (loss) from operations before income taxes	$(122.5)	$114.7	$(51.7)	$(12.8)
The following table presents total adjusted revenue by segment:

	Successor Company			Predecessor Company
	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016
Segment adjusted revenue:
Benefits	$1,014.4	$898.0	$711.8	$61.3
Retirement	782.8	708.9	573.1	58.3
Individual Life	569.3	513.0	420.8	41.7
Other	(16.9)	(41.9)	(37.1)	(2.4)
Total segment adjusted revenue	2,349.6	2,078.0	1,668.6	158.9
Add: Excluded realized gains (losses)	(70.4)	44.1	(12.5)	(4.0)
Add: Closed Block revenue	2.0	336.1	272.5	7.4
Total Revenue	$2,281.2	$2,458.2	$1,928.6	$162.3
Segment adjusted revenue represents segment revenue excluding certain net realized gains and losses, as described above, and excludes revenue in the Closed Block.
The following table presents total assets by segment:

	As of December 31, 2018	As of December 31, 2017
Segment assets:
Benefits	$1,468.4	$1,467.3
Retirement	25,077.7	23,968.5
Individual Life	8,005.9	7,836.0
Other	2,356.7	1,769.0
Total segment assets	36,908.7	35,040.8
Add: Closed Block assets (1)	12,052.8	7,513.4
Total Assets	$48,961.5	$42,554.2
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(1)	Includes deposit asset and invested assets related to Closed Block.

The following tables provide supplementary insurance information by segment:

	For the Year Ended December 31, 2018
	Premium Revenue	Net Investment Income	Benefits, Claims, and Interest Credited	Amortization of DAC and VOBA	Other Underwriting and Operating Expenses
Successor Company
Benefits	$979.8	$30.3	$719.8	$5.6	$236.6
Retirement	—	762.2	470.1	76.3	124.7
Individual Life	33.5	261.7	435.0	8.4	109.9
Other	—	28.2	—	—	(0.3)
Segment total	1,013.3	1,082.4	1,624.9	90.3	470.9
Add: Closed Block	—	123.4	109.8	1.4	21.9
Total	$1,013.3	$1,205.8	$1,734.7	$91.7	$492.8

	For the Year Ended December 31, 2017
	Premium Revenue	Net Investment Income	Benefits, Claims, and Interest Credited	Amortization of DAC and VOBA	Other Underwriting and Operating Expenses
Successor Company
Benefits	$867.4	$25.7	$640.2	$2.8	$220.7
Retirement	—	698.7	426.8	60.8	115.1
Individual Life	32.1	242.1	385.6	8.7	98.8
Other	—	14.3	—	—	2.3
Segment total	899.5	980.8	1,452.6	72.3	436.9
Add: Closed Block	—	303.3	279.7	2.0	15.6
Total	$899.5	$1,284.1	$1,732.3	$74.3	$452.5

	February 1 to December 31, 2016
	Premium Revenue	Net Investment Income	Benefits, claims, and interest credited	Amortization of DAC and VOBA	Underwriting and operating expenses
Successor Company
Benefits	$686.7	$18.8	$497.6	$0.6	$177.8
Retirement	—	579.5	357.6	56.5	98.2
Individual Life	30.8	202.9	313.9	1.9	87.9
Other	—	11.3	—	—	25.7
Segment total	717.5	812.5	1,169.1	59.0	389.6
Add: Closed Block	—	288.8	267.5	0.7	17.0
Total	$717.5	$1,101.3	$1,436.6	$59.7	$406.6

	January 1 to January 31, 2016
	Premium Revenue	Net Investment Income	Benefits, claims, and interest credited	Amortization of DAC and VOBA	Underwriting and operating expenses
Predecessor Company
Benefits	$58.6	$2.1	$37.1	$0.2	$16.1
Retirement	—	57.3	33.4	6.6	8.0
Individual Life	2.6	22.9	32.7	1.2	7.3
Other	—	(2.4)	—	—	0.4
Segment total	61.2	79.9	103.2	8.0	31.8
Add: Closed Block	—	29.8	30.1	0.6	1.2
Total	$61.2	$109.7	$133.3	$8.6	$33.0

	As of December 31, 2018			As of December 31, 2017
	DAC and VOBA	Future Policy Benefits, Losses, Claims, and Loss Expense (1)	Other Policyholders' Funds (2)	DAC and VOBA	Future Policy Benefits, Losses, Claims, and Loss Expense (1)	Other Policyholders' Funds (2)
Benefits	$9.5	$386.4	$32.7	$7.7	$344.7	$29.3
Retirement	627.6	23,598.7	54.3	422.0	21,350.2	22.7
Individual Life	385.9	7,551.3	50.2	250.2	7,221.9	47.0
Other	—	—	12.1	—	—	14.9
Segment total	1,023.0	31,536.4	149.3	679.9	28,916.8	113.9
Add: Closed Block	—	6,594.3	—	16.3	7,124.5	4.0
Total	$1,023.0	$38,130.7	$149.3	$696.2	$36,041.3	$117.9
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(1)	Includes funds held under deposit contracts, future policy benefits, and policy and contract claims on the consolidated balance sheets.

(2)	Includes unearned premiums.